Operating segments - Revenue and Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 1,189,893	$ 843,323
Non-current assets	3,326,714	1,842,466
North America
Disclosure of geographical areas [line items]
Revenue	642,601	336,563
Europe, Middle East and Africa
Disclosure of geographical areas [line items]
Revenue	487,802	465,935
Latin America
Disclosure of geographical areas [line items]
Revenue	51,365	33,105
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	8,125	7,720
Canada
Disclosure of geographical areas [line items]
Non-current assets	1,015,658	1,005,845
United States
Disclosure of geographical areas [line items]
Non-current assets	1,672,611	207,948
European Union
Disclosure of geographical areas [line items]
Non-current assets	635,885	625,411
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets	$ 2,560	$ 3,262